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                                        497J
                                   Certification





                                   May 1, 1998




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re: The Prudential Discovery Select Group Variable Contract Account Registration No.: 333-23271

Ladies and Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Life Insurance Company, on behalf of The Prudential Discovery Select Group Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed from that contained in the most recent post-effective amendment.

                                   Respectfully submitted,



                                   /s/ THOMAS CASTANO
                                   -------------------------
                                   Thomas C. Castano
                                   Assistant General Counsel
                                   The Prudential Insurance Company of America